Related Party Transaction and Balances	12 Months Ended
Dec. 31, 2023
Related Party Transaction and Balances [Abstract]
Related party transaction and balances
19.	Related party transaction and balances

Name and relationship with related parties:

Name of related parties	Relationship
Ms. Fen Ye	Significant shareholder, director, and chairlady of the Company
Mr. Biao Wei	A close family member of Ms. Fen Ye, director and Chief Executive Officer of the Company
Lishui Yuanmeng Training Company Limited (“Yuanmeng”)	Controlled by Mr. Biao Wei
Lianwai Kindergarten	Controlled by Ms. Fen Ye
Qingtian International School	Ultimately controlled by Mr. Biao Wei
Qingtian Zhongyi Education Investment Co., LTD (“Qingtian Zhongyi”)	Controlled by Ms. Fen Ye

(a)	Significant transactions with related parties for continuing operations

	For the years ended December 31,
	2021	2022	2023
Rental revenue:
–Yuanmeng	152,382	-	-
–Lianwai Kindergarten	754,285	754,285	754,285
Total	906,667	754,285	754,285

	For the years ended December 31,
	2021	2022	2023
Disposal of Qingtian International School:
–Qiaoxiang Education	-	-	23,161,000

On December 31, 2023, the Group transferred 100% sponsorship interests of Qingtian International School to Qiaoxiang Education which is controlled by the controlling shareholder for a consideration of RMB23.2 million (Note 4).

For the years ended December 31, 2021, 2022 and 2023, all loan amounts with related parties were non-interest bearing, unsecured and repayable on demand.

(b)	Balances with related parties for continuing operations

	As of December 31,
	2022	2023
Due to related parties:
Lianwai Kindergarten	323,400	-
Qingtian Zhongyi	-	8,000,000
Total	323,400	8,000,000

	As of December 31,
	2022	2023
Due from a related party:
Qingtian International School	-	10,750,000
Total	-	10,750,000

(c)	Balances with Affected Entity for continuing operations

	As of December 31,
	2022	2023
Due to Affected Entity:
Payables to Affected Entity, current	23,584,906	-
Payables to Affected Entity, non-current	216,176,563	173,680,363
Total	239,761,469	173,680,363

For the years ended December 31, 2021, 2022 and 2023, other receivables from and payables to Affected Entity were non-interest bearing, unsecured and repayable on demand for normal business course. Payables to Affected Entity, non-current will not be settled within the next year according to the repayment schedule.

Revenue transaction amount were recognized in the consolidated financial statements (Note 15).